PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	June 30,	December 31,
	2013	2012
	US$	US$
Buildings	1,386,660	1,365,717
Land use rights	316,757	311,973
Plant and machinery	4,150,082	2,980,087
Automobiles	44,376	43,706
Office and computer equipment	532,854	524,154
	6,430,729	5,225,637

Less: Accumulated depreciation and amortization	(2,597,230)	(2,330,114)
Property and equipment, net	3,833,499	2,895,523

At June 30, 2013 and December 31, 2012, BTL’s building was pledged to a bank as collateral for short-term borrowings of RMB15,000,000 (US$2,444,115) and RMB10,000,000(US$2,407,200), respectively (see Note 6).

Depreciation and amortization expense was $229,392 and $246,448, for the six months ended June 30, 2013 and 2012, respectively.

Land Use Rights

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use rights are reported at the purchase price (RMB1,944,000 in 2002).